Goodwill and Other Intangible Assets (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Other intangible assets, gross	$ 857
Less - accumulated amortization	(96)
Other intangible assets, net	761
Core technology [Member]
Other intangible assets, gross	312
Customer relationships [Member]
Other intangible assets, gross	$ 545